Annual Total Returns - Fidelity Freedom Blend 2045 Fund [BarChart] - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-01 - Fidelity Freedom Blend 2045 Fund	Apr. 02, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2045 Fund - Class K6
Bar Chart Table:
Annual Return 2019	26.78%
Annual Return 2020	18.02%